Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Prepaid Expenses
Prepaid Expenses

Note 5 - Prepaid Expenses

Prepaid expenses consisted of the following at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Professional fees	$-	$4,800
Other	14,918
Transfer agent fees	18,413	17,004
Total prepaid expenses	$37,832	$21,804